Investment in Operating Leases (Minimum Future Rentals Receivable on Non-Cancelable Operating Leases) (Detail) ¥ in Millions	Mar. 31, 2016 JPY (¥)
Schedule of Operating Leases [Line Items]
2017	¥ 196,417
2018	138,642
2019	94,783
2020	59,821
2021	34,586
Thereafter	62,532
Total	¥ 586,781